SCHEDULE OF DERIVATIVE WARRANT LIABILITY (Details) - $ / shares								12 Months Ended
	Sep. 03, 2024	Aug. 29, 2024	May 21, 2024	May 17, 2024	Apr. 09, 2024	Apr. 01, 2024	Mar. 14, 2024	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Share Price								$ 0.57	$ 1.61
Risk free interest rate								3.40%	3.76%
Expected dividend								0.00%	0.00%
Expected volatility								108.75%	100.64%
Derivative warrant liability [member]
IfrsStatementLineItems [Line Items]
Share Price	$ 8.5	$ 8.3	$ 1.25	$ 1.1107	$ 1.06	$ 1.43	$ 0.023	$ 7.95
Exercise Price	$ 8.1782	$ 8.1782	$ 1.3643	$ 1.3643	$ 1.3643	$ 1.3643	$ 0.102	$ 8.1782
Expected life	4 years 6 months 10 days	4 years 6 months 15 days	4 years 9 months 24 days	4 years 9 months 28 days	4 years 11 months 5 days	4 years 11 months 13 days
Risk free interest rate	3.66%	3.69%	4.45%	4.46%	4.38%	4.35%	4.29%	4.34%
Expected dividend	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected volatility	99.86%	100.03%	107.25%	107.28%	102.26%	100.90%	95.00%	95.00%
Early exercise threshold	$ 12.2673	$ 12.2673	$ 2.0465	$ 2.0465	$ 2.0465	$ 2.0465	$ 0.153	$ 12.2673
Derivative warrant liability [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected life							2 years 6 months	1 year 8 months 12 days
Derivative warrant liability [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Expected life							5 years	4 years 2 months 12 days